GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Net loss	$ (314,997)	$ (161,125)	$ (628,641)	$ (460,661)
Net cash used in operating activities	(53,610)	(30,427)	(132,578)	(105,196)
Revenues			194,481	13,511
Working capital deficit	$ (874,856)		$ (660,230)	$ (1,417,890)	$ (1,037,965)